Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues, net	$ 19,600,691	$ 14,105,620	$ 15,997,954
Cost of revenues	(13,221,811)	(9,585,873)	(10,752,114)
Gross profit	6,378,880	4,519,747	5,245,840
Operating expenses:
Sales and marketing expenses	(935,432)	(669,542)	(631,359)
General and administrative expenses	(2,015,663)	(4,615,189)	(2,631,085)
Research and development expenses	(994,500)	(818,312)	(962,961)
Total operating expenses	(3,945,595)	(6,103,043)	(4,225,405)
Income from operations	2,433,285	(1,583,296)	1,020,435
Other income and (expense):
Interest and financing expenses, net	(469,710)	(466,386)	(631,558)
Other income	215,881	185,299	591,440
Other expenses	(7,932)	(8,860)	(47,855)
Total other expenses, net	(261,761)	(289,947)	(87,973)
Income (loss) before income taxes	2,171,524	(1,873,243)	932,462
Income tax expenses	(228,684)	(8,392)	(67,740)
Net income (loss)	1,942,840	(1,881,635)	864,722
Other comprehensive income (loss):
Foreign currency translation gain (loss)	2,395,988	(700,623)	(659,161)
Total comprehensive income (loss)	$ 4,338,828	$ (2,582,258)	$ 205,561
Weighted average common shares outstanding:
Basic (in Shares)	73,438,750	17,451,865	11,752,180
Diluted (in Shares)	73,438,750	17,451,865	11,752,180
Earnings (loss) per share:
Basic (in Dollars per share)	$ 0.03	$ (0.11)	$ 0.07
Diluted (in Dollars per share)	$ 0.03	$ (0.11)	$ 0.07